Net revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Net Revenues Disaggregated by Customers

In the following tables, revenue is disaggregated by customer classification, service type, major industries serviced and location of service delivery centers.

	Three months ended March 31,
	2017	2018
GE	$ 69,254	$ 58,049
Global Clients	553,741	630,863
Total net revenues	$ 622,995	$ 688,912

Net Revenues for Service Type

	Three months ended March 31,
	2017	2018
Business process outsourcing	$ 511,283	$ 574,061
Information technology services	111,712	114,851
Total net revenues	$ 622,995	$ 688,912

Net revenues by service type are as follows:

	Year ended December 31,
	2015	2016	2017
Business process outsourcing	$1,933,095	$2,083,450	$2,264,335
Information technology services	527,949	487,306	472,594
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Revenues from Clients Based on Industry Serviced

	Three months ended March 31,
	2017	2018
Banking, financial services and insurance	$ 247,012	$ 275,627
Manufacturing, including pharmaceuticals and medical equipment manufacturing	229,214	247,125
Technology, healthcare and other services	146,769	166,160
Total net revenues	$ 622,995	$ 688,912

Revenues from clients based on the industry serviced are as follows:

	Year ended December 31,
	2015	2016	2017
Banking, financial services and insurance	$1,030,584	$1,055,704	$1,105,731
Manufacturing, including pharmaceuticals and medical equipment manufacturing	878,570	958,779	1,002,973
Technology, healthcare and other services	551,890	556,273	628,225
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Net Revenues from Geographic Areas Based on Location of Service Delivery Centers

	Three months ended March 31,
	2017	2018
India	$ 411,055	$ 389,134
Asia, other than India	66,662	79,461
North and Latin America	85,042	152,280
Europe	60,236	68,037
Total net revenues	$ 622,995	$ 688,912

Net revenues from geographic areas based on the location of the Company’s service delivery centers are as follows. A portion of net revenues attributable to India consists of net revenues for services performed by delivery centers in India or at clients’ premises outside of India by business units or personnel normally based in India.

	Year ended December 31,
	2015	2016	2017
India	$1,687,699	$1,804,113	$1,712,783
Asia, other than India	238,529	249,839	286,338
North and Latin America	304,879	282,434	455,059
Europe	229,937	234,370	282,749
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Net Revenues of Contract Liabilities

The following table provides details of the Company’s contract liabilities:

Description	Three months ended March 31, 2018
	Advances from customers	Deferred transition revenue
Opening balance as of January 1, 2018	$ 26,266	$ 101,785
Additions	11,248	11,083
Revenue recognized	(2,944)	(10,430)
Currency translation adjustments	—	(10)
Closing balance as of March 31, 2018	$ 34,570	$ 102,428

Estimated Revenue Expected to Recognized in Future Related to Remaining Performance Obligation

The following table includes estimated revenue expected to be recognized in the future related to remaining performance obligations as of March 31, 2018:

Description	Total	Less than 1 year	1-3 years	3-5 years	After 5 years
Transaction price allocated to remaining performance obligations	$ 102,428	$ 47,714	$ 47,818	$ 6,676	$ 220

Net Revenues of Contract Assets

The following table provides details of the Company’s contract assets:

Description	Three months ended March 31, 2018
Opening balance as of January 1, 2018	$ 43,366
Additions	10,839
Reduction in revenue recognized	(5,902)
Closing balance as of March 31, 2018	$ 48,303

Net Revenues of Contract Cost Assets

The following table provides details of the Company’s contract cost assets:

Description	Three months ended March 31, 2018
	Sales incentive programs	Transition activities
Opening balance as of January 1, 2018	$ 23,227	$ 139,284
Closing balance as of March 31, 2018	23,271	139,164
Amortization during three months ended March 31, 2018	3,239	11,579